Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21.    SUBSEQUENT EVENTS

These consolidated financial statements were approved by the Board and were available for issuance on May 1, 2023, except for notes 13 and 21 which were approved by the Board on July 7, 2023, and the Company has evaluated subsequent events through to the date of this Report. Other than those as disclosed in note 13 and that the Company has filed an application for listing in the United States on May 1, 2023, no subsequent events required disclosure in or adjustments to these consolidated financial statements.

21.    SUBSEQUENT EVENTS

These consolidated financial statements were approved by the Board and were available for issuance on May 1, 2023, except for notes 13 and 21 which were approved by the Board on July 7, 2023 and the Company has evaluated subsequent events through to the date of this Report. Other than those as disclosed in notes 8 and 13 and that the Company has filed an application for listing in the United States on May 1, 2023, no subsequent events required disclosure in or adjustments to these consolidated financial statements.